Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 610,902	$ 597,560
Acceptances	14,228	13,896
Total loans and acceptances	625,130	611,456
Allowance for credit losses	(7,716)	(5,083)
Total loans and acceptances net of allowance for credit losses	617,414	606,373
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	284,684	268,169
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	93,758	98,631
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	14,797	17,788
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	217,663	212,972
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	399,952	379,778
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	245,044	226,609
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	73,919	75,478
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	6,399	7,758
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	74,590	69,933
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	43,949	44,330
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	823	715
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	43,126	43,615
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	31,213	31,797
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	9,160	8,915
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,038	3,741
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	659	815
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	18,356	18,326
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	46,860	45,630
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	17,231	16,105
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,187	5,833
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,307	2,737
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	22,135	20,955
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	22,118	21,706
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,935	2,863
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,773	4,847
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,823	2,192
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	12,587	11,804
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	10,892	11,673
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,114	2,322
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,201	2,800
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,923	2,213
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,654	4,338
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	55,918	62,646
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	8,200	11,355
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,817	5,217
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,686	2,073
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 42,215	$ 44,001